Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the year	R$ 155,467	R$ 548,379	R$ 670,251
Adjustments to reconcile net income to net cash flow:
Depreciation and amortization	1,117,416	589,911	383,352
Interest on investments and securities	(78,414)	(129,296)	(164,442)
Provision (reversal of provision) arising from swap and forward derivative contracts	(38,703)	(543,398)	156,130
Provision (reversal of provision) for tax, civil and labor risks	(24,509)	40,193	124,790
Inflation adjustment on escrow deposits	(13,352)	(13,780)	(19,307)
Inflation adjustment of contingencies	9,758	4,346	12,655
Income tax and social contribution	149,099	125,026	300,941
Taxes on Company formation	206,592	0	0
Result from sale and write-off of property, plan and equipment and intangible assets	34,518	24,573	40,624
Interest and exchange variation on finance leases	127,398	52,011	47,080
Interest and exchange rate variation on borrowings and financing	582,519	1,187,869	333,058
Restatement and exchange rate variation on other assets and liabilities	5,764	(3,535)	20,881
Provision (reversal of provision) for losses from property, plant and equipment and intangible assets	3,541	0	19,136
Provision (reversal of provision) for stock option plans and restricted shares	59,232	40,505
Effective losses and provision for losses with trade receivables, net of reversals	209,505	237,884	233,714
Provision (reversal of provision) for inventory losses, net	147,140	22,743	30,558
Provision (reversal of provision) for post-employment health care plan and carbon credit	19,969	(34,914)	16,606
Effect from hyperinflationary economy	51,659	45,198	0
Other provisions (reversals)	(134,212)	(26,145)	(320,067)
Adjustments to reconcile profit (loss)	2,590,386	2,167,570	1,885,960
DECREASE (INCREASE) IN ASSETS
Trade receivables	(212,812)	(415,459)	(496,942)
Inventories	(194,698)	(112,331)	47,962
Recoverable taxes	(6,369)	84,982	(172,136)
Other assets	(56,440)	(67,864)	11,140
INCREASE (DECREASE) IN LIABILITIES
Domestic and foreign trade payables	117,080	158,978	436,996
Payroll, profit sharing and social charges, net	(15,855)	215,412	73,247
Tax liabilities	91,520	(170,098)	(425,292)
Other liabilities	21,204	(52,247)	112,600
Income tax and social contribution paid	(321,262)	(269,966)	(88,209)
Accruals (payments) of judicial deposits	9,674	(364)	2,948
Tax, civil and labor lawsuits paid	(27,179)	(36,464)	(17,553)
Settlement of derivative financial instruments	(66,420)	(30,967)	(127,509)
Payment of interest on leases	(134,579)	(22,691)	(20,952)
Payment of interest on borrowings, financing and debentures	(493,895)	(604,224)	(231,522)
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,300,356	844,267	990,738
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition The Body Shop PLC, net cash obtained	0	0	(3,880,858)
Acquisition of property, plant and equipment and intangible assets	(586,395)	(485,016)	(364,372)
Proceeds from sale of property, plant and equipment and intangible assets	22,682	6,641	8,244
Investment in securities	(7,161,530)	(8,483,684)	(7,411,261)
Redemption of securities	7,345,389	9,187,748	6,350,630
Redemption of interest on investments and securities	65,504	163,407	455,226
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(314,350)	389,096	(4,842,391)
CASH FLOW FROM FINANCING ACTIVITIES
Payments of lease - principal	(497,905)	(46,241)	(45,914)
Payments of loans, financing and debentures – principal	(2,643,575)	(6,552,249)	(1,679,371)
New loans, financing and debentures	5,346,145	5,015,278	6,391,049
Use of treasury shares to setle exercised stock option	(2,562)	1,067	4,605
Payment of dividends and interest on capital for the previous year	(152,938)	(201,652)	(109,409)
Receipts (payments) to settle derivative operations	3,992	32,401	(107,536)
Receipt by exercised stock options	52,673	0	0
Capital increase	206,592	0	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,312,422	(1,751,396)	4,453,423
Effect of exchange variation on cash and cash equivalents	106	39,950	(110)
Net (decrease) increase in cash and cash equivalents	3,298,534	(478,083)	601,660
Cash and cash equivalents at the beginning of the year	1,215,048	1,693,131	1,091,470
Cash and cash equivalents at the end of the year	R$ 4,513,688	R$ 1,215,048	R$ 1,693,131